COMMON STOCK	12 Months Ended
Dec. 31, 2021
COMMON STOCK

Note 7 — Shareholder’s Deficit

Common Stock

The Company is authorized to issue 10,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2021, there were 1,505,079 shares issued and outstanding (excluding 5,091,196 shares subject to possible redemption), after giving effect to the forfeiture of 164,701 shares to the Company by the Sponsor for no consideration since the underwriters’ 45-day over-allotment option was not exercised in full, so that the Sponsor owns 20% of the Company’s issued and outstanding Common Stock after the Initial Public Offering.

Common Stock Subject to Possible Redemption

As of December 31, 2021, there were 5,091,196 common shares subject to possible redemption are presented at redemption value of $10.00 per share as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet (see Note 2).

Rights

Except in cases where the Company is not the surviving Company in a business combination, the holders of the rights will automatically receive 1/10 of a share of common stock upon consummation of the Company’s initial business combination. In the event the Company will not be the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the 1/10 of a share underlying each right upon consummation of the business combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of the Delaware General Corporation Law. As of December 31, 2021, no rights had been issued.

Varian Biopharmaceuticals [Member]
COMMON STOCK

NOTE 7 – COMMON STOCK

At December 31, 2020, the Company had authorized 30,000,000 shares of common stock. In November 2021, the Company increased its authorized shares of common stock to 500,000,000 shares. At December 31, 2021, there were 31,617,920 shares of common stock issued of which 31,576,253 are outstanding. In July 2020, 24,000,000 shares of common stock were issued to the founders.

The holders of shares of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. The holders of common stock are entitled to receive dividends, if and when declared by the Board of Directors.

Restricted Stock Award

In May 2021, the Company awarded a consultant 150,000 shares of common stock for services to be performed. 50,000 shares vested immediately and the remaining 100,000 shares vest ratably over the next twelve months. Management determined the fair value of a share of common stock in May 2021 to be $0.0001 per share.

Stock compensation for the year ended December 31, 2021 was $11.

As of December 31, 2021, there were 41,667 restricted shares of stock considered issued but not outstanding.

Repurchase of Common Stock

In July 2021, one of the original scientific advisors of the Company (who had not been involved with the company’s activities since 1Q 2020) resigned and in conjunction with that resignation relinquished all of his shares of common stock totaling 262,816 shares in exchange for $26.

Acquisition and Divestiture of Varian by Healthtech Solutions

On May 7, 2021, Healthtech Solutions, Inc. (“Healthtech”) acquired 99.83% of the outstanding capital stock of Varian through a share exchange. As a result, Varian became a 99.83%-owned subsidiary of Healthtech.

Effective November 9, 2021, Healthtech divested its ownership in Varian. In conjunction with this divestiture, Varian Bio issued 1,730,736 shares of common stock as settlement for $864,438 advanced from Healthtech to Varian Bio for operating expenses.